Audit Fees	12 Months Ended
Dec. 31, 2022
Disclosure Of Audit Fees [Abstract]
Audit fees
9.	Audit fees

	2022	2021	2020
Financial Statement audit fees	2,615	5,502	382
Other fees, including tax services	676	136	607

Total fees	3,291	5,638	989

Audit fees for 2021 include fees for the audit of the PCAOB uplift of the consolidated financial statements for 2019 and 2020. Other fees for 2022 include review services for the F-4 and other SEC filings.